Investments - Interest and Investment Income (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investment Income, Reported Amounts, by Category
Interest and investment income	$ 38	$ 28	$ 131	$ 126	$ 121
Cash and Cash Equivalents
Schedule of Investment Income, Reported Amounts, by Category
Interest and investment income			3	0	0
Debt Securities
Schedule of Investment Income, Reported Amounts, by Category
Interest and investment income			61	76	82
Equity Securities
Schedule of Investment Income, Reported Amounts, by Category
Interest and investment income			28	28	24
Short-term Investments
Schedule of Investment Income, Reported Amounts, by Category
Interest and investment income			4	2	0
Other Investments
Schedule of Investment Income, Reported Amounts, by Category
Interest and investment income			$ 35	$ 20	$ 15